About the financials	6 Months Ended
Jun. 30, 2023
Disclosure Of Basis Of Preparation [Abstract]
About the financials
1.1 Corporate information

On Holding AG and its subsidiaries (together "On" or "the Company") is engaged in developing and distributing innovative premium performance sports products, sold worldwide through independent retailers and global distributors, an own online presence, and its own high-end stores.
On is a publicly traded company on the New York Stock Exchange, trading under the ticker symbol "NYSE: ONON".
These unaudited interim condensed consolidated financial statements (“the financial statements”) present the financial position and the results of operations of On Holding AG, as ultimate parent company, and its subsidiaries. On Holding AG is a limited company incorporated in accordance with Swiss law and its principal offices are located at Förrlibuckstrasse 190, Zurich, Switzerland.
These unaudited interim condensed consolidated financial statements for the period ended June 30, 2023 were authorized for issue by the board of directors of the Company on August 15, 2023.
1.2 About the financials

The financial statements as of June 30, 2023 and for the three months and six months ended June 30, 2023 have been prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting” (“IAS 34”) as issued by the International Accounting Standards Board ("IASB").
The financial statements comprise the financial statements of On Holding AG and its subsidiaries at June 30, 2023 and are presented in Swiss Francs (CHF), the legal currency of Switzerland.
The financial statements are not necessarily indicative of the results for a full year and does not include all the notes of the type normally included in an annual financial report. Accordingly, this report is to be read in conjunction with the our Annual Report on Form 20-F for the year ended December 31, 2022 filed with the SEC on March 21, 2023 (the “Annual Report”).
The significant accounting policies and methods of computation applied in the preparation of the financial statements are consistent with those applied in the Company’s Annual Report for the year ended December 31, 2022 except where specifically described.
Rounding adjustments were made to some of the figures included in this document. Accordingly, numerical figures shown as totals in some tables may not be an arithmetic aggregation of the figures that preceded them. With respect to financial information set out in this document, a dash (“—”) signifies that the relevant figure is not available or not applicable, while a zero (“0.0”) signifies that the relevant figure is available but is or has been rounded to zero.